================================================================================


                                  FMC STRATEGIC
                                   VALUE FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002


ADVISED BY:
FIRST MANHATTAN CO.


================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE


Dear Shareholders:


As reflected in the following table, the FMC Strategic Value Fund ("the Fund") generated attractive returns for the six and twelve month periods ended April 30, 2002.

                                      PERIODS ENDED APRIL 30, 2002
                                      -----------------------------
                                       Six Months        12 Months
                                       ----------        ---------
FMC Strategic Value Fund                  27.75%           26.53%
Russell 2000 Value Index                  29.03            22.43

Our commentary is very similar to what we wrote one year ago. While the time periods were also favorable for our benchmark, the Russell 2000 Value Index, this was not the case for the S&P 500 Index, which rose by 2.31% for the six months and declined by 12.63% for the twelve months ended April 30, 2002. Once again the broader market was weighed down by continued disappointment in the technology sector, which was fighting further deterioration in fundamentals on top of lofty valuations. Conversely, many stocks that we considered values when we acquired them in 1998-99 (when developing economic weakness took its toll on stock prices) have since benefited from aggressive cost cutting as well as, more recently, early signs that the economy may be slowly recovering from the downturn. At worst, business conditions no longer seem to be deteriorating, with the notable exceptions of the telecom and technology sectors.

Our performance over the recent period has been unusually broad based. Many of our holdings have appreciated in value without any one dominating the performance. We did have one holding, OSCA, which was acquired in a cash transaction by BJ Services at a price equal to a sizable premium over our cost basis. As we have noted before, when performance is favorable, it means mistakes have been held to a minimum and this was especially the case in recent periods.

While performance has been favorable, now seems an appropriate time to remind shareholders that our main focus remains on longer term (three to five year) returns. As value investors, we are most concerned about price and risk. We try to avoid market timing, and are prepared to exercise considerable patience if necessary.

Much has been written recently of the fact that the market in general has leveled somewhat as a result of formerly undervalued stocks appreciating and heretofore overvalued stocks depreciating. Furthermore, because of strong performance, there has been an influx of funds into the small/mid-cap value sector in particular, making for more competition for attractive investment opportunities. Thus, even though our task has become more challenging, as judged by the year to date declines in various indices such as the NASDAQ and Russell Growth, in addition to the S&P 500, the basket of out-of-favor stocks is refilling and new value opportunities are presumably being created. Our challenge is to find the stocks that fit our investment criteria.

As usual, we like to highlight recent additions to our portfolio. In the energy sector, which in general has been picked over, we acquired a position in Encore Acquisition, an independent producer that is more heavily skewed toward oil versus natural gas in its production mix. The company was founded in 1998 by Jon Brumley, an executive with a long history of creating value for shareholders. He was the founder of two very successful oil and gas independents, Southland Royalty Oil (acquired by Burlington Resources) and Cross Timbers Energy (now called XTO Energy). We were able to acquire our position in Encore for the equivalent of about $4 per barrel for the proven reserves; this represents a sharp discount to both the replacement and market value, which we estimate to be at least $6 per barrel. The market value in particular could be substantially more assuming oil prices remain around the current price of $27 per barrel. Our acquisition cost also means that we did not have to pay a premium for Mr. Brumley's excellent track record.

We also acquired a position in Tredegar (TG), a company that is currently undergoing a change in direction, for less than $19 per share. TG consists of two manufacturing companies that generate excellent free cash flow and, which combined, should have EPS of over $1.30 this year. Heretofore, management has used this cash to fund venture capital investments, mostly in the life sciences and biotech sector. Although these investments have paid dividends, the overall structure has been confusing to investors resulting in little if any coverage by Wall Street analysts. In order to simplify its structure, management has embarked on a plan to divest the investment portfolio, which over time should help to highlight the profitability of its operating companies. Specifically, one of these companies, which accounts for two-thirds of profits, manufactures plastic film that is used to make various components of diapers and feminine hygiene pads. This business is very profitable with margins approaching 20% and excellent growth prospects. If our $4 per share estimate for the value of the investment portfolio is reasonable, then we acquired the operating companies for about 11 times current year profits, which we think is an attractive price.

We appreciate your continued confidence.


Sincerely,

/S/SIGNATURE

Edward I. Lefferman
Portfolio Manager

--------------------------------------------------------------------------------
                                 TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                     Annualized          Annualized
    Six Month       One Year           3 Year            Inception
     Return          Return            Reurn             to Date(2)
--------------------------------------------------------------------------------
     27.75%          26.53%            17.89%             19.51%
--------------------------------------------------------------------------------


 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE FMC STRATEGIC
                 VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX

                              [LINE GRAPH OMITTED]

              FMC Strategic Value Fund    Russell 2000 Value Index
8/31/98      $10,000                      $10,000
10/31/98      11,114                       10,879
10/31/99      11,143                       10,957
10/31/00      13,813                       12,853
10/31/01      16,149                       13,977
04/01/02      20,630                       18,035



(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's share, when redeemed, may be worth more or less than original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares.

(2) The FMC Strategic Value Fund commenced operations on August 17, 1998. The performance reflected in the graph begins at the end of the month operations commenced.


                              PORTFOLIO COMPOSITION

                               [PIE CHART OMITTED]
 Insurance                               2.2%
 Banks                                   2.2%
 Professional Services                   2.3%
 Marine Transportation                   2.4%
 Household Furniture & Fixtures          2.6%
 Food, Beverage & Tobacco                2.7%
 Manufacturing                           3.3%
 Transportation                          4.9%
 Consumer Products                       8.5%
 Office Equipment & Supplies             9.8%
 Metals & Metal Fabricate                1.6%
 Holding Company                         1.0%
 U.S. Treasury Obligations              21.8%
 Petroleum & Fuel Products              13.9%
 Chemicals                              11.0%
 Machinery                               9.8%

% of Portfolio
                                       3

STATEMENT OF NET ASSETS                                                                FMC STRATEGIC VALUE FUND

April 30, 2002                                                                                      (Unaudited)




                                                                                                       Market
                                                                                                        Value
                                                                                          Shares        (000)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK (78.1%)
BANKS (2.2%)
   North Fork Bancorporation .......................................................     18,000      $    695
                                                                                                     --------
CHEMICALS (11.0%)
   Agrium ..........................................................................     70,000           683
   FMC* ............................................................................     24,000           929
   MacDermid .......................................................................     58,000         1,276
   PolyOne .........................................................................     45,000           546
                                                                                                     --------
                                                                                                        3,434
                                                                                                     --------
CONSUMER PRODUCTS (8.4%)
   Blyth ...........................................................................     50,000         1,487
   Tredegar ........................................................................     50,000         1,148
                                                                                                     --------
                                                                                                        2,635
                                                                                                     --------
FOOD, BEVERAGE & TOBACCO (2.7%)
   Corn Products International .....................................................     25,000           827
                                                                                                     --------
HOLDING COMPANY (1.0%)
   Brascan, Cl A ...................................................................     14,000           312
                                                                                                     --------
HOUSEHOLD FURNITURE & FIXTURES (2.6%)
   Ethan Allen Interiors ...........................................................     10,000           412
   Furniture Brands International* .................................................     10,000           408
                                                                                                     --------
                                                                                                          820
                                                                                                     --------
INSURANCE (2.2%)
   Commerce Group ..................................................................     17,300           698
                                                                                                     --------
MACHINERY (9.8%)
   AZZ* ............................................................................     50,000         1,010
   Denison International ADR* ......................................................     50,000           954
   Gardner Denver* .................................................................     21,000           586
   Tecumseh Products, Cl A .........................................................     10,000           520
                                                                                                     --------
                                                                                                        3,070
                                                                                                     --------
MANUFACTURING (3.3%)
   Actuant, Cl A* ..................................................................     23,200         1,018
                                                                                                     --------
MARINE TRANSPORTATION (2.4%)
   Alexander & Baldwin .............................................................     15,000           408
   CP Ships* .......................................................................     34,000           345
                                                                                                     --------
                                                                                                          753
                                                                                                     --------
METALS & METAL FABRICATE (1.6%)
   Mueller Industries* .............................................................     15,000           511
                                                                                                     --------

                     The accompanying notes are an integral part of the financial statements.


                                                             4




STATEMENT OF NET ASSETS                                                                FMC STRATEGIC VALUE FUND

April 30, 2002                                                                                      (Unaudited)




                                                                                          Shares/      Market
                                                                                        Face Amount     Value
                                                                                           (000)        (000)
--------------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (9.8%)
   Moore ...........................................................................     70,500      $    976
   New England Business Service ....................................................     35,000           980
   Pitney Bowes ....................................................................      9,000           379
   United Stationers* ..............................................................     18,700           730
                                                                                                     --------
                                                                                                        3,065
                                                                                                     --------
PETROLEUM & FUEL PRODUCTS (13.9%)
   Cooper Cameron* .................................................................     14,000           768
   Core Laboratories* ..............................................................     43,700           655
   Encore Acquisition* .............................................................     70,000         1,162
   EOG Resources ...................................................................      5,700           243
   FMC Technologies* ...............................................................     27,515           626
   Rowan* ..........................................................................     35,000           888
                                                                                                     --------
                                                                                                        4,342
                                                                                                     --------
PROFESSIONAL SERVICES (2.3%)
   Advo* ...........................................................................     10,000           433
   Fluor ...........................................................................      6,500           269
                                                                                                     --------
                                                                                                          702
                                                                                                     --------
TRANSPORTATION (4.9%)
   Trinity Industries ..............................................................     20,000           470
   Wabtec ..........................................................................     70,000         1,070
                                                                                                     --------
                                                                                                        1,540
                                                                                                     --------
TOTAL COMMON STOCK
   (Cost $18,064) .................................................................                    24,422
                                                                                                     --------
U.S. TREASURY OBLIGATIONS (21.7%)
   U.S. Treasury Bills
     0.000%, 05/02/02 ..............................................................     $1,749         1,749
     0.000%, 06/06/02 ..............................................................      1,185         1,183
     0.000%, 07/05/02 ..............................................................      2,195         2,188
     0.000%, 08/08/02 ..............................................................      1,678         1,670
                                                                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,791) ...................................................................                    6,790
                                                                                                     --------
TOTAL INVESTMENTS (99.8%)
   (Cost $24,855) ..................................................................                   31,212
                                                                                                     --------
OTHER ASSETS AND LIABILITIES, NET (0.2%) ...........................................                       68
                                                                                                     --------

                        The accompanying notes are an integral part of the financial statements.


                                                             5


STATEMENT OF NET ASSETS                                                                FMC STRATEGIC VALUE FUND

April 30, 2002                                                                                      (Unaudited)





                                                                                                        Value
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 2,125,193 outstanding shares of beneficial interest ..................                 $ 24,709
   Distributions in excess of net investment income ................................                      (20)
   Accumulated net realized gain on investments ....................................                      234
   Net unrealized appreciation on investments ......................................                    6,357
                                                                                                     --------
TOTAL NET ASSETS (100.0%) ..........................................................                 $ 31,280
                                                                                                     ========

   Net Asset Value, Offering and Redemption Price Per Share ........................                   $14.72
                                                                                                     ========

* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL  -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                                          FMC STRATEGIC VALUE FUND

For the six month period ended April 30, 2002                                                       (Unaudited)



---------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income............................................................................         $  82
   Interest Income ...........................................................................            52
---------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................................           134
---------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................................           117
   Administrative Fees .......................................................................            37
   Professional Fees .........................................................................             3
   Printing Fees .............................................................................            10
   Transfer Agent Fees .......................................................................            15
   Trustee Fees ..............................................................................             3
   Registration and Filing Fees ..............................................................             8
   Custodian Fees ............................................................................             3
   Insurance and Other Fees ..................................................................             2
---------------------------------------------------------------------------------------------------------------
     Total Expenses...........................................................................           198
---------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived......................................................           (46)
---------------------------------------------------------------------------------------------------------------
   Net Expenses...............................................................................           152
---------------------------------------------------------------------------------------------------------------
     Net Investment Loss .....................................................................           (18)
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ....................................................           234
   Net Change in Unrealized Appreciation on Investment Securities ............................         5,580
---------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .........................................         5,814
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.......................................        $5,796
===============================================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                              FMC STRATEGIC VALUE FUND

For the six month period ended April 30, 2002 (Unaudited) and the year ended
October 31, 2001


                                                                              11/01/01             11/01/00
                                                                             TO 04/30/02          TO 10/31/01
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)........................................        $   (18)            $    81
   Net Realized Gain from Securities Sold .............................            234               1,082
   Net Change in Unrealized Appreciation on
    Investment Securities .............................................          5,580                 583
-------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............          5,796               1,746
-------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................................             (6)                (84)
   Realized Capital Gains..............................................         (1,082)             (1,663)
-------------------------------------------------------------------------------------------------------------
     Total Distributions ..............................................         (1,088)             (1,747)
-------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ........................................          8,551               5,578
   Reinvestment of Cash Distributions .................................             60               1,696
   Cost of Shares Redeemed ............................................           (196)               (192)
-------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from
            Capital Share Transactions.................................          8,415               7,082
-------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................         13,123               7,081
-------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................         18,157              11,076
-------------------------------------------------------------------------------------------------------------
   End of Period ......................................................        $31,280             $18,157
=============================================================================================================
Shares Issued and Redeemed:
    Shares Issued .....................................................            645                 445
    Shares Issued in Lieu of Cash Distributions .......................              5                 156
    Shares Redeemed ...................................................            (14)                (16)
-------------------------------------------------------------------------------------------------------------
     Net Increase in Shares ...........................................            636                 585
=============================================================================================================




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                               FMC STRATEGIC VALUE FUND

For a Share Outstanding For Each Period

For the six month period ended April 30, 2002 (Unaudited) and for the periods ended October 31,




                                                                                                                   Ratio
          Net                                                           Net                Net                     of Net
         Asset      Net    Realized and   Distributions Distributions  Asset             Assets,      Ratio     Investment
        Value,   Investment Unrealized      from Net        from       Value,              End     of Expenses Income (Loss)
       Beginning  Income    Gain (Loss)     Investment     Capital      End     Total   of Period  to Average   to Average
       of Period  (Loss)   on Securities     Income         Gains    of Period  Return+   (000)     Net Assets   Net Assets
       --------- --------- ------------- -------------  ------------ --------- -------- ---------  -----------  -----------
2002*    $12.19   $(0.01)    $ 3.25           $  --        $(0.71)     $14.72    27.75% $31,280      1.30%        (0.15)%
2001      12.26     0.07       1.76           (0.07)        (1.83)      12.19    16.91   18,157      1.30          0.55
2000      10.31     0.09       2.29           (0.08)        (0.35)      12.26    23.96   11,076      1.30          0.81
1999      10.40     0.07      (0.05)          (0.07)        (0.04)      10.31     0.26    9,552      1.30          0.59
1998(1)   10.00     0.03       0.39           (0.02)           --       10.40     4.25    5,691      1.30          1.45



                              Ratio
                              of Net
          Ratio             Investment
        of Expenses       Income (Loss)
       to Average          to Average
        Net Assets          Net Assets
       (Excluding          (Excluding        Portfolio
       Waivers and         Waivers and        Turnover
      Reimbursements)    Reimbursements)        Rate
        -----------        ----------        ----------
2002*      1.70%              (0.55)%           2.60%
2001       2.31               (0.46)           29.75
2000       2.81               (0.70)           23.93
1999       3.10               (1.21)           11.85
1998(1)    5.07               (2.32)            6.86

* For the six month period ended April 30, 2002. All ratios for the period have been annualized.
+   Total return is for the period  indicated  and has not been annualized.
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.






    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2002                                                       (Unaudited)



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen portfolios. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining funds are not presented herein but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available, of which there were none as of April 30, 2002, are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

    FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

    EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not result in any changes to the Fund, material or otherwise, and did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

NOTES TO FINANCIAL STATEMENTS (concluded)               FMC STRATEGIC VALUE FUND

April 30, 2002                                                       (Unaudited)



3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets. The Administrator has contractually agreed to limit its annual fee to no higher than $75,000. DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion. First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2002 were as follows:


                                            (000)
                                          ---------
Purchases
  U.S. Government .....................    $    --
  Other ...............................      5,900
Sales
  U.S. Government .....................         --
  Other ...............................        484

At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2002, were as follows:


                                            (000)
                                          ---------
Aggregate gross unrealized
  appreciation ........................     $6,679
Aggregate gross unrealized
  depreciation ........................       (322)
                                          --------
Net unrealized appreciation ...........     $6,357
                                          ========

================================================================================

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS MUTUAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                               1800 M Street N.W.
                              Washington, DC 20036






This information must be preceded or accompanied by a current prospectus for the Fund described.






FMC-SA-001-0100

================================================================================